Commitments - Contracts (Detail)	12 Months Ended
Dec. 31, 2018
Cargo contract one [member]
Summary of contract commitments [line items]
Port	Aratu
Minimum movement in tons per years	397000
Maturity	2031
Cargo contract two [member]
Summary of contract commitments [line items]
Port	Aratu
Minimum movement in tons per years	900000
Maturity	2022
Cargo contract three [member]
Summary of contract commitments [line items]
Port	Suape
Minimum movement in tons per years	250000
Maturity	2027
Cargo contract four [member]
Summary of contract commitments [line items]
Port	Suape
Minimum movement in tons per years	400000
Maturity	2029